U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

December 31, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Funds (the “Trust”) File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the funds listed under Appendix A that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 27, 2013, filed electronically as Post-Effective Amendment No. 143 to the Trust’s Registration Statement on Form N-1A on December 23, 2013 and effective December 27, 2013.

If you have any questions concerning the foregoing, please contact Michael Barolsky of U.S. Bancorp Fund Services, LLC at (414) 765-5586 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/ Michael D. Barolsky

Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC

Appendix A

BULL FUNDS	BEAR FUNDS
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)
Direxion Monthly Latin America Bull 2X Fund (DXZLX)
Direxion Monthly China Bull 2X Fund (DXHLX)
Direxion Monthly Commodity Bull 2X Fund (DXCLX)
Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX) (formerly Direxion Monthly 10 Year Note Bull 2X Fund)	Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX) (formerly Direxion Monthly 10 Year Note Bear 2X Fund)
U.S. Government Money Market Fund (DXMXX)

Direxion Dynamic HY Bond Fund
Investor Class (PDHYX)

HCM Freedom Fund
Service Class (HCMFX)